Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation and Company performance for the years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based on(3)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer-Group Total Shareholder Return	Net Income ($000s)	Net Sales ($000s)
2023	$3,290,980	$3,290,980	$3,045,314	$3,045,314	$213	$131	$210,812	$5,892,782
2022	$2,505,366	$2,505,366	$1,753,173	$1,753,173	$229	$117	$272,759	$5,678,835
2021	$2,124,670	$2,124,670	$1,583,027	$1,583,027	$182	$118	$249,731	$4,987,920

(1)
The amounts reflect the Summary Compensation Table total compensation figures for James W. Lanning, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs (named executive officers) for who the Summary Compensation Table total average compensation is presented are: for 2023, Robert P. Ingle, Patricia E. Jackson, and Michael D. Hogan; for 2022, Robert P. Ingle, Patricia E. Jackson, Ronald B. Freeman, and Larry K. Collins; for 2021, Robert P. Ingle, Ronald B. Freeman, and Larry K. Collins.

(2)
The amounts shown for Compensation Actually Paid and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

(3)
This column shows Company Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the three-year period from 2021 through 2023. For purposes of this disclosure, the peer group consists of the peer group used for our stock performance graph, as presented in Item 5 of the Company’s Annual Report on Form 10K for the fiscal year ended September 30, 2023. The companies making up the peer group, in no particular order, are Ingles Markets, Inc., Koninklijke Ahold Delhaize N.V., Weis Markets, Inc., The Kroger Co., SpartanNash Co., Sprouts Farmers Markets, Inc., and Village Super Market, Inc. Dollar values assume $100 was invested for the cumulative period from September 26, 2020 to September 30, 2023, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1)
The amounts reflect the Summary Compensation Table total compensation figures for James W. Lanning, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs (named executive officers) for who the Summary Compensation Table total average compensation is presented are: for 2023, Robert P. Ingle, Patricia E. Jackson, and Michael D. Hogan; for 2022, Robert P. Ingle, Patricia E. Jackson, Ronald B. Freeman, and Larry K. Collins; for 2021, Robert P. Ingle, Ronald B. Freeman, and Larry K. Collins.

Peer Group Issuers, Footnote [Text Block]
(3)
This column shows Company Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the three-year period from 2021 through 2023. For purposes of this disclosure, the peer group consists of the peer group used for our stock performance graph, as presented in Item 5 of the Company’s Annual Report on Form 10K for the fiscal year ended September 30, 2023. The companies making up the peer group, in no particular order, are Ingles Markets, Inc., Koninklijke Ahold Delhaize N.V., Weis Markets, Inc., The Kroger Co., SpartanNash Co., Sprouts Farmers Markets, Inc., and Village Super Market, Inc. Dollar values assume $100 was invested for the cumulative period from September 26, 2020 to September 30, 2023, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,290,980	$ 2,505,366	$ 2,124,670
PEO Actually Paid Compensation Amount	$ 3,290,980	2,505,366	2,124,670
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

Non-PEO NEO Average Total Compensation Amount	$ 3,045,314	1,753,173	1,583,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,045,314	1,753,173	1,583,027
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company Cumulative Total Shareholder Return (TSR).
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the Average Compensation Actually Paid to Non-PEO NEOs, and the Company Cumulative TSR for each year of the three-year period from 2021 through 2023.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Company Net Income.
The following charts sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and Company Net Income for each year of the three-year period from 2021 to 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Company Net Sales.
The following charts sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and Company Net Sales for each year of the three-year period from 2021 to 2023.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR.
The following chart sets forth the relationship between our cumulative TSR and the TSR for the peer group for each year of the three-year period from 2021 through 2023.

Total Shareholder Return Amount	$ 213	229	182
Peer Group Total Shareholder Return Amount	131	117	118
Net Income (Loss)	$ 210,812,000	$ 272,759,000	$ 249,731,000
Company Selected Measure Amount	5,892,782,000	5,678,835,000	4,987,920,000
PEO Name	James W. Lanning	James W. Lanning	James W. Lanning
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0